Provisions	12 Months Ended
Dec. 31, 2020
Provisions
Provisions

15. Provisions

		Employee	Written put
(millions)	Note	related	options	Other	Total
As at January 1, 2019		$7.3	$202.7	$6.5	$216.5
Additions		6.7	0.1	10.2	17.0
Use		(0.6)	(50.1)	(5.2)	(55.9)
Reversal		—	(12.2)	(1.3)	(13.5)
Additions from acquisition	13(c)	—	8.3	0.1	8.4
Interest effect		0.1	(1.8)	—	(1.7)
Foreign currency translation adjustments		7.3	202.7	6.5	216.5
As at December 31, 2019		$13.5	$147.0	$10.3	$170.8
Current		$—	$—	$10.3	$10.3
Non-current		13.5	147.0	—	160.5
As at December 31, 2019		$13.5	$147.0	$10.3	$170.8
Additions		$9.3	$—	$58.1	$67.4
Use		(1.8)	(75.6)	(40.7)	(118.1)
Reversal		(1.0)	(73.3)	(10.3)	(84.6)
Interest effect		—	1.9	—	1.9
Foreign currency translation adjustments		(0.3)	—	—	(0.3)
As at December 31, 2020		$19.7	$—	$17.4	$37.1
Current		$—	$—	$17.4	$17.4
Non-current		19.7	—	—	19.7
As at December 31, 2020		$19.7	$—	$17.4	$37.1

Employee-related

The employee-related provisions are largely in respect of statutory obligations due to staff departures and retirements. The timing of the cash outflows in respect of the balance accrued as at the financial statement date will occur over an indeterminate period.

Written put options

In connection the acquisitions of Voxpro and Xavient, we established a provision for written put options in respect of non-controlling interests.

During the year ended December 31, 2019, we settled the put option to acquire the remaining non-controlling interest in Voxpro Limited, which triggered a $2.2 million gain being recognized in Changes in business combination-related provisions in the consolidated statements of income and other comprehensive income. In addition, there was a $10.0 million reversal of the established provision to acquire the remaining non-controlling interest in Xavient as a result of revaluation of the liability due to a change in the underlying estimates for the provision, which was recorded in Changes in business combination-related provisions in the consolidated statements of income and other comprehensive income.

During the year ended December 31, 2020, we settled the option to acquire the remaining non-controlling interest in Xavient , of which $5.0 million is held in escrow, which has been reclassified to accounts payable and accrued liabilities in the consolidated statements of financial position. This resulted in a $73.3 million reversal of the established provision, which is recorded in Changes in business combination-related provisions in the consolidated statements of income and other comprehensive income for the year ended December 31, 2020.

Other

Upon acquisition of Xavient, we had established a provision for contingent consideration, of which $5.2 million was paid out during the year ended December 31, 2019, triggering a $1.3 million reversal of the established provision, which is recorded in Changes in business combination-related provisions in the consolidated statements of income and other comprehensive income.

In addition, during the year ended December 31, 2019, we received $10.0 million cash from an escrow account created in connection with the acquisition of Xavient, to be held in trust and disbursed to fund expenses incurred in connection with a claim made inter alia against Xavient Digital LLC Note 18(b). As there was material uncertainty surrounding the conclusion of this claim, a provision was established for the $10.0 million received in trust. During the year ended December 31, 2020, the claim was settled (see Note 18) and as such, the related provision was reversed in the consolidated statement of financial position.

There was no impact to the consolidated statements of income and other comprehensive income as a result of the settlement.

Further, during the year ended December 31, 2020, we recorded $25.8 million of restructuring and integration-related costs in connection with our acquisition of CCC and $17.7 million related to our acquisition of Lionbridge AI for legal, transaction support and other fees. Furthermore, we incurred $8.6 million of expenses in support of our response to the COVID-19, which included the accommodation costs for our team members that continued to remain on site for the earlier part of the pandemic, and to transition to remote enablement model.